Significant Accounting Policies, Income Taxes (Predecessor) (Details)	6 Months Ended
Jul. 05, 2022
United Maritime Predecessor [Member]
Income Taxes [Abstract]
Tax rate on U.S.-source gross transportation income	4.00%